Annual Total Returns[BarChart] - Invesco India ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(35.47%)	13.52%	(4.14%)	21.89%	(5.91%)	0.11%	37.12%	(8.10%)	4.83%	18.96%